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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:


          /s/ Carol A. McCoy               Birmingham, AL        May 25, 2011
-------------------------------------
             (Signature)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              Form 13F Summary Page

REPORT SUMMARY:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       30
Form 13F Information Table Value Total:  $75,110 (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

          Column 1              Column 2  Column 3 Column 4          Column 5           Column 6  Column 7     Column 8
                                                                                                           Voting authority
                                Title of             Value   Shrs or                   Investment  Other   ----------------
       Name of Issuer             Class    CUSIP   (x $1000) prn amt  SH/PRN  Put/Call Discretion Managers Sole Shared None
    -------------------         -------- --------- --------- ------- -------- -------- ---------- -------- ---- ------ ----
1   AEROPOSTALEINC.              COMMON  007865108       340   14000    SH                SOLE               X
2   AFLAC INC                    COMMON  001055102      2850   54000    SH                SOLE               X
3   ALTRIA GROUP INC             COMMON  02209S103      1692   65000    SH                SOLE               X
4   AMERICAN EXPRESS CO          COMMON  025816109      2396   53000    SH                SOLE               X
5   ARCHER DANIELS MIDLAND CO    COMMON   39483102      1584   44000    SH                SOLE               X
6   ARGO GROUP INTERNATIONAL
       HOLDINGS LTD.             COMMON  G0464B107       349   10561    SH                SOLE               X
7   AT&T INC                     COMMON  00206R102      1133   37000    SH                SOLE               X
8   BALL CORP                    COMMON  058498106       789   22000    SH                SOLE               X
9   BECTON DICKINSON CO          COMMON  075887109       796   10000    SH                SOLE               X
10  COMPUTER SCIENCES CORP       COMMON  205363104      1949   40000    SH                SOLE               X
11  CVS CORP                     COMMON  126650100      1338   39000    SH                SOLE               X
12  GENERAL ELECTRIC CO          COMMON  369604103      1343   67000    SH                SOLE               X
13  GENERAL MILLS INC            COMMON  370334104      2559   70000    SH                SOLE               X
14  HARRIS CORP                  COMMON  413875105       794   16000    SH                SOLE               X
15  IBM CORP                     COMMON  459200101      8643   53000    SH                SOLE               X
16  JM SMUCKER CO                COMMON  832696405      1499   21000    SH                SOLE
17  JOHNSON & JOHNSON            COMMON  478160104      2489   42000    SH                SOLE               X
18  KELLOGG CO                   COMMON  487836108       486    9000    SH                SOLE               X
19  KIMBERLY CLARK CORP          COMMON  494368103      1044   16000    SH                SOLE               X
20  KRAFT FOODS INC.             COMMON  50075N104      2916   93000    SH                SOLE               X
21  L-3 COMMUNICATIONS HLDG INC  COMMON  502424104      2193   28000    SH                SOLE               X
22  MCDONALD'S CORP              COMMON  580135101       457    6000    SH                SOLE               X
23  MEDTRONIC INC                COMMON  585055106      1653   42000    SH                SOLE               X
24  MICROSOFT CORP               COMMON  594918104      1853   73000    SH                SOLE               X
25  PROCTOR & GAMBLE CO          COMMON  742718109       493    8000    SH                SOLE               X
26  TARGET CORP                  COMMON  87612E106      1150   23000    SH                SOLE               X
27  TORCHMARK CORP               COMMON  891027104     21340  321000    SH                SOLE               X
28  UNIVERSAL CORP               COMMON  913456109      1372   31500    SH                SOLE               X
29  US BANCORP                   COMMON  902973304      4747  179600    SH                SOLE               X
30  WAL-MART STORES INC          COMMON  931142103      2863   55000    SH                SOLE               X